Statements Of Changes In Partners' Capital	Limited Partners [Member] Millburn Multi-Markets Fund L.P. [Member] Series A [Member] USD ($) $ / item shares	Limited Partners [Member] Millburn Multi-Markets Fund L.P. [Member] Series B [Member] USD ($) $ / item shares	Limited Partners [Member] Millburn Multi-Markets Fund L.P. [Member] Series C [Member] USD ($) $ / item shares	Limited Partners [Member] Millburn Multi-Markets Trading L.P. [Member] USD ($)	New Profit Memo Account [Member] Millburn Multi-Markets Trading L.P. [Member] USD ($)	General Partner [Member] Millburn Multi-Markets Fund L.P. [Member] USD ($)	General Partner [Member] Millburn Multi-Markets Trading L.P. [Member] USD ($)	Millburn Multi-Markets Fund L.P. [Member] USD ($)	Millburn Multi-Markets Trading L.P. [Member] USD ($)
PARTNERS' CAPITAL at Dec. 31, 2014	$ 105,099,830	$ 7,468,031	$ 2,970,822	$ 161,250,243		$ 3,073,797	$ 860,838	$ 118,612,480	$ 162,111,081
PARTNERS' CAPITAL, units at Dec. 31, 2014 | shares	107,745.6394	7,011.0183	2,751.2975
Capital contributions	$ 9,818,216	$ 971,192	$ 50,000	10,839,408				10,839,408	10,839,408
Capital contributions, units | shares	9,854.2002	892.1194	45.7731
Capital withdrawals	$ (11,439,987)	$ (495,767)	$ (563,637)	(13,987,786)		(300,000)	(142,581)	(12,799,391)	(14,130,367)
Capital withdrawals, units | shares	(11,454.3895)	(453.9811)	(499.4635)
Net income	$ 4,668,192	$ 490,449	$ 188,223	9,149,693	32	267,805	77,368	5,614,669	9,227,093
Profit share		(53,202)	(18,732)					(71,934)
General Partner's allocation - profit share				(142,549)	142,549
Transfer of New Profit Memo Account to General Partner					(142,581)		142,581
PARTNERS' CAPITAL at Dec. 31, 2015	$ 108,146,251	$ 8,380,703	$ 2,626,676	167,109,009		3,041,602	938,206	122,195,232	168,047,215
PARTNERS' CAPITAL, units at Dec. 31, 2015 | shares	106,145.4501	7,449.1566	2,297.6071
Capital contributions	$ 50,735,385	$ 773,876	$ 75,000	60,797,262				51,584,261	60,797,262
Capital contributions, units | shares	44,912.7487	614.0657	58.7028
Capital withdrawals	$ (11,664,667)	$ (1,319,948)	$ (526,722)	(18,461,927)		(800,000)	(3,294,748)	(14,311,337)	(21,756,675)
Capital withdrawals, units | shares	(10,467.9038)	(1,045.3412)	(425.6700)
Net income	$ 13,952,843	$ 1,265,345	$ 378,818	23,534,572	8,994	537,622	168,677	16,134,628	23,712,243
Profit share	(2,387,619)	(253,918)	(74,914)					(2,716,451)
General Partner's allocation - profit share				(2,985,754)	2,985,754
Transfer of New Profit Memo Account to General Partner					(2,994,748)		2,994,748
PARTNERS' CAPITAL at Dec. 31, 2016	$ 158,782,193	$ 8,846,058	$ 2,478,858	$ 229,993,162		$ 2,779,224	$ 806,883	$ 172,886,333	$ 230,800,045
PARTNERS' CAPITAL, units at Dec. 31, 2016 | shares	140,590.2950	7,017.8811	1,930.6399
NET ASSET VALUE PER UNIT | $ / item	1,018.85	1,125.05	1,143.22